Schedule of investments
Delaware High-Yield Opportunities Fund	October 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.10%
New Cotai 5.00% exercise price $0.40, maturity date 2/2/27 =	222,416	$ 414,255
Total Convertible Bond (cost $213,498)		414,255

Corporate Bonds — 82.95%
Automotive — 2.57%
Allison Transmission 144A 5.875% 6/1/29 #	2,757,000	2,558,819
Ford Motor 4.75% 1/15/43	1,680,000	1,169,106
Ford Motor Credit
3.375% 11/13/25	1,405,000	1,312,491
4.125% 8/17/27	710,000	645,367
4.542% 8/1/26	1,960,000	1,845,354
7.35% 3/6/30	1,825,000	1,834,950

Goodyear Tire & Rubber 5.25% 7/15/31	2,430,000	1,980,997
		11,347,084
Basic Industry — 6.64%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	1,405,000	1,389,194
Chemours 144A 5.75% 11/15/28 #	2,550,000	2,158,982
CP Atlas Buyer 144A 7.00% 12/1/28 #	1,570,000	1,198,255
Domtar 144A 6.75% 10/1/28 #	1,371,000	1,117,320
First Quantum Minerals
144A 6.875% 10/15/27 #	2,095,000	1,787,529
144A 7.50% 4/1/25 #	2,320,000	2,179,731
144A 8.625% 6/1/31 #	3,460,000	2,924,916
FMG Resources August 2006
144A 5.875% 4/15/30 #	2,055,000	1,846,773
144A 6.125% 4/15/32 #	925,000	817,977
Novelis
144A 3.875% 8/15/31 #	605,000	473,458
144A 4.75% 1/30/30 #	4,715,000	4,005,602

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	4,680,000	3,974,537
Standard Industries 144A 3.375% 1/15/31 #	4,290,000	3,251,398
Vibrantz Technologies 144A 9.00% 2/15/30 #	2,813,000	2,241,944
		29,367,616
Capital Goods — 4.16%
ARD Finance 144A PIK 6.50% 6/30/27 #, «	2,225,368	1,299,847
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	1,219,000	994,239
144A 4.00% 9/1/29 #	1,495,000	1,123,305
NQ- FV [1023] 1223 (3265821)    1

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Bombardier
144A 6.00% 2/15/28 #	2,873,000	$ 2,545,129
144A 7.50% 2/1/29 #	1,781,000	1,651,524
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	465,000	422,916
144A 8.75% 4/15/30 #	1,525,000	1,217,217
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	3,415,000	3,201,969
144A 9.25% 4/15/27 #	1,240,000	1,034,047

Sealed Air 144A 5.00% 4/15/29 #	1,350,000	1,198,860
TransDigm 144A 6.875% 12/15/30 #	3,855,000	3,725,973
		18,415,026
Consumer Goods — 0.74%
Acushnet 144A 7.375% 10/15/28 #	1,251,000	1,254,484
Cerdia Finanz 144A 10.50% 2/15/27 #	2,055,000	2,025,346
		3,279,830
Electric — 3.03%
Calpine
144A 3.75% 3/1/31 #	2,750,000	2,194,445
144A 4.625% 2/1/29 #	645,000	545,307
144A 5.00% 2/1/31 #	3,380,000	2,729,631
144A 5.125% 3/15/28 #	1,260,000	1,128,811
Vistra
144A 7.00% 12/15/26 #, μ, ψ	5,095,000	4,642,997
144A 8.00% 10/15/26 #, μ, ψ	2,285,000	2,173,572
		13,414,763
Energy — 13.31%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	3,170,000	2,803,645
144A 7.00% 11/1/26 #	1,490,000	1,440,262
Callon Petroleum
144A 7.50% 6/15/30 #	3,095,000	3,001,063
144A 8.00% 8/1/28 #	1,770,000	1,751,099

Civitas Resources 144A 8.625% 11/1/30 #	1,678,000	1,709,690
CNX Midstream Partners 144A 4.75% 4/15/30 #	1,515,000	1,249,924
CNX Resources 144A 6.00% 1/15/29 #	851,000	781,168
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	207,000	199,314
144A 6.00% 2/1/29 #	2,473,000	2,395,360
2    NQ- FV [1023] 1223 (3265821)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
EQM Midstream Partners
144A 4.75% 1/15/31 #	3,830,000	$ 3,229,083
6.50% 7/15/48	710,000	601,112
Genesis Energy
7.75% 2/1/28	3,170,000	2,987,691
8.00% 1/15/27	3,640,000	3,498,629
Hilcorp Energy I
144A 6.00% 4/15/30 #	3,235,000	2,875,754
144A 6.00% 2/1/31 #	395,000	347,491
144A 6.25% 4/15/32 #	1,552,000	1,357,203

Murphy Oil 6.375% 7/15/28	5,120,000	4,963,769
NuStar Logistics
6.00% 6/1/26	2,430,000	2,346,895
6.375% 10/1/30	3,568,000	3,304,022
Southwestern Energy
5.375% 2/1/29	470,000	434,627
5.375% 3/15/30	3,940,000	3,617,835

Transocean 144A 8.00% 2/1/27 #	2,370,000	2,226,639
USA Compression Partners
6.875% 4/1/26	1,720,000	1,672,088
6.875% 9/1/27	3,250,000	3,117,229
Vital Energy
144A 7.75% 7/31/29 #	2,625,000	2,379,579
9.75% 10/15/30	1,050,000	1,030,036

Weatherford International 144A 8.625% 4/30/30 #	3,505,000	3,544,971
		58,866,178
Financial Services — 2.62%
AerCap Holdings 5.875% 10/10/79 μ	5,323,000	5,001,453
Air Lease 4.65% 6/15/26 μ, ψ	2,995,000	2,556,660
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	4,565,000	4,032,462
		11,590,575
Healthcare — 6.37%
AthenaHealth Group 144A 6.50% 2/15/30 #	1,260,000	1,030,769
Avantor Funding 144A 3.875% 11/1/29 #	2,755,000	2,308,087
Bausch Health 144A 11.00% 9/30/28 #	1,300,000	796,250
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	1,125,000	885,701
144A 3.50% 4/1/30 #	250,000	196,493

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	3,185,000	2,828,190
CHS 144A 4.75% 2/15/31 #	3,000,000	2,014,260
NQ- FV [1023] 1223 (3265821)    3

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
DaVita
144A 3.75% 2/15/31 #	1,545,000	$ 1,111,891
144A 4.625% 6/1/30 #	1,285,000	1,008,109
HCA
5.875% 2/1/29	3,000	2,907
7.58% 9/15/25	820,000	839,249

Heartland Dental 144A 8.50% 5/1/26 #	3,443,000	3,136,999
Medline Borrower
144A 3.875% 4/1/29 #	2,485,000	2,100,572
144A 5.25% 10/1/29 #	3,812,000	3,248,612

Organon & Co. 144A 5.125% 4/30/31 #	2,735,000	2,138,611
Tenet Healthcare
4.375% 1/15/30	3,190,000	2,701,205
6.125% 10/1/28	1,965,000	1,824,267
		28,172,172
Insurance — 3.43%
HUB International 144A 5.625% 12/1/29 #	2,995,000	2,582,173
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	3,390,000	3,333,857
144A 10.50% 12/15/30 #	1,665,000	1,654,082
NFP
144A 6.875% 8/15/28 #	4,305,000	3,681,872
144A 7.50% 10/1/30 #	1,140,000	1,080,845

USI 144A 6.875% 5/1/25 #	2,879,000	2,855,666
		15,188,495
Leisure — 6.08%
Boyd Gaming
4.75% 12/1/27	3,470,000	3,164,189
144A 4.75% 6/15/31 #	1,530,000	1,271,573
Caesars Entertainment
144A 7.00% 2/15/30 #	825,000	796,965
144A 8.125% 7/1/27 #	2,036,000	2,019,058
Carnival
144A 5.75% 3/1/27 #	2,235,000	1,997,055
144A 6.00% 5/1/29 #	4,825,000	4,080,100

Light & Wonder International 144A 7.25% 11/15/29 #	3,520,000	3,417,093
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	5,987,000	5,464,584
144A 7.25% 1/15/30 #	1,135,000	1,120,744

4    NQ- FV [1023] 1223 (3265821)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)

Scientific Games Holdings 144A 6.625% 3/1/30 #	4,120,000	$ 3,546,970
		26,878,331
Media — 8.90%
AMC Networks 4.25% 2/15/29	2,675,000	1,646,609
Arches Buyer 144A 6.125% 12/1/28 #	2,905,000	2,349,317
CCO Holdings
144A 4.50% 8/15/30 #	6,390,000	5,132,226
4.50% 5/1/32	530,000	406,140
144A 5.375% 6/1/29 #	2,520,000	2,209,131

CMG Media 144A 8.875% 12/15/27 #	4,455,000	3,446,076
CSC Holdings
144A 4.625% 12/1/30 #	3,895,000	1,978,025
144A 5.00% 11/15/31 #	2,870,000	1,469,812
144A 5.75% 1/15/30 #	3,065,000	1,608,357

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	3,370,000	2,412,633
Directv Financing 144A 5.875% 8/15/27 #	4,210,000	3,692,886
DISH DBS 144A 5.75% 12/1/28 #	4,310,000	3,138,219
Gray Escrow II 144A 5.375% 11/15/31 #	6,765,000	4,269,469
Nexstar Media 144A 4.75% 11/1/28 #	2,315,000	1,946,683
Sirius XM Radio 144A 4.00% 7/15/28 #	4,300,000	3,660,836
		39,366,419
Retail — 4.11%
Asbury Automotive Group
144A 4.625% 11/15/29 #	585,000	495,589
4.75% 3/1/30	1,990,000	1,691,259
Bath & Body Works
6.875% 11/1/35	2,105,000	1,859,698
6.95% 3/1/33	3,382,000	2,927,891

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	3,861,000	3,489,178
Michaels
144A 5.25% 5/1/28 #	1,730,000	1,255,115
144A 7.875% 5/1/29 #	514,000	287,149
Murphy Oil USA
144A 3.75% 2/15/31 #	3,000,000	2,413,445
4.75% 9/15/29	1,000,000	886,519

PetSmart 144A 7.75% 2/15/29 #	3,110,000	2,866,199
		18,172,042
NQ- FV [1023] 1223 (3265821)    5

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services — 5.68%
ADT Security 144A 4.125% 8/1/29 #	4,445,000	$ 3,817,477
CDW 3.569% 12/1/31	4,300,000	3,452,667
Iron Mountain
144A 5.25% 3/15/28 #	2,050,000	1,877,465
144A 5.25% 7/15/30 #	3,145,000	2,734,713

Prime Security Services Borrower 144A 5.75% 4/15/26 #	1,715,000	1,665,416
Staples 144A 7.50% 4/15/26 #	5,138,000	4,194,912
United Rentals North America 3.875% 2/15/31	2,750,000	2,266,768
White Cap Buyer 144A 6.875% 10/15/28 #	3,733,000	3,261,653
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	1,992,000	1,871,356
		25,142,427
Technology & Electronics — 4.56%
Clarios Global 144A 8.50% 5/15/27 #	2,395,000	2,362,547
CommScope Technologies 144A 6.00% 6/15/25 #	2,544,000	1,530,229
Entegris Escrow
144A 4.75% 4/15/29 #	1,331,000	1,193,267
144A 5.95% 6/15/30 #	3,630,000	3,325,035

Micron Technology 5.875% 9/15/33	2,305,000	2,129,130
NCR Voyix
144A 5.00% 10/1/28 #	1,370,000	1,184,872
144A 5.125% 4/15/29 #	785,000	675,879
144A 5.25% 10/1/30 #	2,835,000	2,350,955
Seagate HDD Cayman
5.75% 12/1/34	1,325,000	1,122,876
144A 8.25% 12/15/29 #	1,210,000	1,231,063

Sensata Technologies 144A 4.00% 4/15/29 #	3,600,000	3,064,418
		20,170,271
Telecommunications — 8.18%
Altice France 144A 5.50% 10/15/29 #	4,400,000	3,030,041
Altice France Holding 144A 6.00% 2/15/28 #	4,835,000	2,124,962
Connect Finco 144A 6.75% 10/1/26 #	5,301,000	4,947,350
Consolidated Communications
144A 5.00% 10/1/28 #	3,410,000	2,571,669
144A 6.50% 10/1/28 #	3,290,000	2,605,680

Digicel International Finance 144A 8.75% 5/25/24 #	2,560,000	2,350,087
6    NQ- FV [1023] 1223 (3265821)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Frontier Communications Holdings
144A 5.00% 5/1/28 #	465,000	$ 401,876
144A 5.875% 10/15/27 #	3,835,000	3,499,488
5.875% 11/1/29	1,215,000	914,722
144A 6.75% 5/1/29 #	1,735,000	1,375,072
144A 8.75% 5/15/30 #	670,000	639,091

Northwest Fiber 144A 4.75% 4/30/27 #	3,930,000	3,511,376
Sable International Finance 144A 5.75% 9/7/27 #	2,548,000	2,311,728
Sprint 7.625% 3/1/26	1,915,000	1,968,157
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	3,190,000	2,570,552
VZ Secured Financing 144A 5.00% 1/15/32 #	1,825,000	1,385,960
		36,207,811
Transportation — 2.57%
Air Canada 144A 3.875% 8/15/26 #	2,590,000	2,359,094
American Airlines 144A 5.75% 4/20/29 #	2,508,198	2,264,977
Azul Secured Finance
144A 11.50% 5/28/29 #	806,417	671,313
144A 11.93% 8/28/28 #	2,640,000	2,568,387

Grupo Aeromexico 144A 8.50% 3/17/27 #	3,795,000	3,522,912
		11,386,683
Total Corporate Bonds (cost $416,299,873)		366,965,723

Loan Agreements — 10.34%
Amynta Agency Borrower 10.424% (SOFR01M + 5.10%) 2/28/28 •	4,643,363	4,648,753
Applied Systems 2nd Lien 12.14% (SOFR03M + 6.75%) 9/17/27 •	3,054,742	3,075,108
Bausch & Lomb 8.755% (SOFR03M + 3.35%) 5/10/27 •	2,314,141	2,218,361
Clarios Global 9.074% (SOFR01M + 3.75%) 5/6/30 •	2,395,000	2,394,253
CNT Holdings I 2nd Lien 12.176% (SOFR03M + 6.75%) 11/6/28 •	1,612,771	1,616,803
Form Technologies Tranche B 10.017% (SOFR03M + 4.60%) 7/22/25 •	3,484,364	3,266,592
Guardian US Holdco 9.389% (SOFR03M + 4.00%) 1/31/30 •	1,937,145	1,936,541
Hexion Holdings 1st Lien 10.033% (SOFR03M + 4.65%) 3/15/29 •	730,750	678,319
Hexion Holdings 2nd Lien 12.864% (SOFR01M + 7.54%) 3/15/30 •	2,960,000	2,416,100
HUB International 9.662% (SOFR02M + 4.25%) 6/20/30 •	986,000	986,826
NQ- FV [1023] 1223 (3265821)    7

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Hunter Douglas Holding Tranche B-1 8.891% (SOFR03M + 3.50%) 2/26/29 •	1,297,131	$ 1,227,410
INDICOR 9.89% (SOFR03M + 4.50%) 11/22/29 •	4,338,200	4,334,586
Northwest Fiber 1st Lien Tranche B-2 9.243% (SOFR03M + 3.86%) 4/30/27 •	1,217,540	1,203,517
Parkway Generation Tranche B TBD 2/16/29 X	1,026,400	992,016
Parkway Generation Tranche C TBD 2/16/29 X	128,600	124,291
PMHC II 9.807% (SOFR03M + 4.40%) 4/23/29 •	547,236	499,225
Pre Paid Legal Services 2nd Lien 12.439% (SOFR01M + 7.11%) 12/14/29 •	640,000	579,200
SPX Flow 9.924% (SOFR01M + 4.60%) 4/5/29 •	2,534,069	2,515,459
Swf Holdings I 9.439% (SOFR01M + 4.11%) 10/6/28 •	2,488,059	2,045,391
UKG 2nd Lien 10.764% (SOFR03M + 5.35%) 5/3/27 •	5,014,000	5,012,436
Vantage Specialty Chemicals 1st Lien 10.085% (SOFR01M + 4.75%) 10/26/26 •	4,112,342	3,958,129
Total Loan Agreements (cost $45,810,410)		45,729,316
	Number of shares
Common Stock — 0.03%
Leisure — 0.03%
Studio City International Holdings ADR †	29,694	148,470
Total Common Stock (cost $89,257)		148,470

Short-Term Investments — 5.30%
Money Market Mutual Funds — 5.30%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	5,863,549	5,863,549
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.24%)	5,863,550	5,863,550
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.39%)	5,863,550	5,863,550
8    NQ- FV [1023] 1223 (3265821)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.25%)	5,863,551	$ 5,863,551
Total Short-Term Investments (cost $23,454,200)		23,454,200
Total Value of Securities—98.72% (cost $485,867,238)		436,711,964

Receivables and Other Assets Net of Liabilities—1.28%		5,675,285
Net Assets Applicable to 136,503,286 Shares Outstanding—100.00%		$442,387,249
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of Rule 144A securities was $293,241,159, which represents 66.29% of the Fund's net assets.
«	PIK. The first payment of cash and/or principal will be made on October 31, 2023.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after October 31, 2023, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- FV [1023] 1223 (3265821)    9

Schedule of investments
Delaware High-Yield Opportunities Fund   (Unaudited)
Summary of abbreviations: (continued)
DAC – Designated Activity Company
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
10    NQ- FV [1023] 1223 (3265821)